Trade Receivables, Net - Schedule of Trade Receivables, Net (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2025 USD ($)
Trade receivables
Balance	RM (94,000)
Reversal/(addition)	94,000	(94,000)
Balance		(94,000)
Net balance	41,820,000	27,846,000	$ 9,921,708
Third parties [Member]
Trade receivables
- Third parties	RM 41,820,000	RM 27,940,000